Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Portfolio

March 31, 2019

VIPGRWT-QTLY-0519
1.799861.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 8.3%
Entertainment - 0.5%
Electronic Arts, Inc. (a)	269,221	$27,360,930
Interactive Media & Services - 7.6%
Alphabet, Inc. Class A (a)	286,198	336,823,564
Facebook, Inc. Class A (a)	277,109	46,191,299
Tencent Holdings Ltd.	879,000	40,423,274
		423,438,137
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	438,009	10,196,850

TOTAL COMMUNICATION SERVICES		460,995,917

CONSUMER DISCRETIONARY - 14.3%
Diversified Consumer Services - 1.1%
Grand Canyon Education, Inc. (a)	325,700	37,295,907
Laureate Education, Inc. Class A (a)	1,676,200	25,092,714
		62,388,621
Hotels, Restaurants & Leisure - 2.2%
Domino's Pizza, Inc.	101,300	26,145,530
McDonald's Corp.	237,500	45,101,250
Wingstop, Inc.	252,200	19,174,766
Yum! Brands, Inc.	289,100	28,855,071
		119,276,617
Household Durables - 1.1%
Blu Homes, Inc. (a)(b)(c)	14,533,890	25,138
D.R. Horton, Inc.	728,800	30,157,744
NVR, Inc. (a)	11,560	31,986,520
		62,169,402
Internet & Direct Marketing Retail - 6.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	249,300	45,484,785
Amazon.com, Inc. (a)	187,100	333,178,325
		378,663,110
Specialty Retail - 2.0%
Five Below, Inc. (a)	75,500	9,380,875
Floor & Decor Holdings, Inc. Class A (a)	291,300	12,007,386
Ross Stores, Inc.	468,000	43,570,800
Ulta Beauty, Inc. (a)	136,100	47,462,153
		112,421,214
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	231,600	10,595,700
LVMH Moet Hennessy - Louis Vuitton SA	112,115	41,295,735
Pinduoduo, Inc. ADR (d)	394,000	9,771,200
		61,662,635

TOTAL CONSUMER DISCRETIONARY		796,581,599

CONSUMER STAPLES - 3.7%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	400	70,132
Fever-Tree Drinks PLC	477,805	18,787,754
Kweichow Moutai Co. Ltd. (A Shares)	141,870	18,050,456
Pernod Ricard SA	101,000	18,127,480
Pernod Ricard SA ADR	408,400	14,669,728
		69,705,550
Food Products - 0.2%
The Simply Good Foods Co. (a)	439,700	9,053,423
Household Products - 1.6%
Energizer Holdings, Inc.	723,200	32,493,376
Procter & Gamble Co.	552,500	57,487,625
		89,981,001
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	238,200	39,434,010

TOTAL CONSUMER STAPLES		208,173,984

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc. (a)	1,301,700	88,984,212
Reliance Industries Ltd.	2,052,288	40,439,136
		129,423,348
FINANCIALS - 5.9%
Banks - 2.5%
First Republic Bank	420,000	42,193,200
HDFC Bank Ltd.	117,289	3,940,632
HDFC Bank Ltd. sponsored ADR	294,900	34,181,859
M&T Bank Corp.	241,800	37,967,436
Metro Bank PLC (a)	85,000	839,169
SunTrust Banks, Inc.	333,000	19,730,250
		138,852,546
Capital Markets - 3.3%
Charles Schwab Corp.	2,032,500	86,909,700
CME Group, Inc.	445,997	73,402,186
JMP Group, Inc.	240,100	900,375
MSCI, Inc.	14,800	2,942,832
The Blackstone Group LP	574,200	20,079,774
		184,234,867
Diversified Financial Services - 0.1%
Prosegur Cash SA (e)	1,477,600	3,261,956

TOTAL FINANCIALS		326,349,369

HEALTH CARE - 15.8%
Biotechnology - 4.2%
AC Immune SA (a)	421,500	2,128,575
Acceleron Pharma, Inc. (a)	161,900	7,539,683
Affimed NV (a)(d)	615,487	2,585,045
Aimmune Therapeutics, Inc. (a)(d)	356,200	7,961,070
Alexion Pharmaceuticals, Inc. (a)	218,300	29,509,794
Atara Biotherapeutics, Inc. (a)	136,000	5,406,000
Biogen, Inc. (a)	126,200	29,831,156
Calyxt, Inc. (a)	317,793	5,589,979
Cytokinetics, Inc. (a)	497,720	4,026,555
Gamida Cell Ltd. (a)	59,400	680,130
Immunomedics, Inc. (a)	1,665,100	31,986,571
Insmed, Inc. (a)	1,312,783	38,162,602
Prothena Corp. PLC (a)	288,500	3,499,505
Rubius Therapeutics, Inc.	55,300	1,000,930
Vertex Pharmaceuticals, Inc. (a)	349,798	64,345,342
		234,252,937
Health Care Equipment & Supplies - 6.2%
Align Technology, Inc. (a)	98,700	28,063,371
Becton, Dickinson & Co.	344,200	85,957,066
Boston Scientific Corp. (a)	1,865,000	71,578,700
Danaher Corp.	343,526	45,352,303
Intuitive Surgical, Inc. (a)	156,300	89,181,654
Penumbra, Inc. (a)	61,200	8,997,012
ResMed, Inc.	163,100	16,957,507
		346,087,613
Health Care Providers & Services - 0.5%
National Vision Holdings, Inc. (a)	18,700	587,741
Neuronetics, Inc. (d)	82,400	1,256,600
UnitedHealth Group, Inc.	109,000	26,951,340
		28,795,681
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	174,400	22,124,384
Life Sciences Tools & Services - 1.1%
Bio-Techne Corp.	2,800	555,940
Codexis, Inc. (a)	249,100	5,114,023
Mettler-Toledo International, Inc. (a)	37,900	27,401,700
Thermo Fisher Scientific, Inc.	106,500	29,151,180
		62,222,843
Pharmaceuticals - 3.4%
Allergan PLC	294,800	43,161,668
AstraZeneca PLC sponsored ADR	1,873,400	75,741,562
Mallinckrodt PLC (a)	536,400	11,661,336
Novartis AG sponsored ADR	303,700	29,197,718
Perrigo Co. PLC	565,300	27,224,848
		186,987,132

TOTAL HEALTH CARE		880,470,590

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.4%
TransDigm Group, Inc. (a)	56,096	25,467,023
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	711,400	43,103,726
Electrical Equipment - 1.8%
AMETEK, Inc.	519,900	43,136,103
Fortive Corp.	670,613	56,257,725
		99,393,828
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	83,417	28,526,111
Machinery - 2.3%
Allison Transmission Holdings, Inc.	480,600	21,588,552
Chart Industries, Inc. (a)	70,500	6,381,660
Deere & Co.	314,800	50,317,632
Gardner Denver Holdings, Inc. (a)	1,516,300	42,168,303
Lincoln Electric Holdings, Inc.	65,800	5,518,646
		125,974,793
Professional Services - 1.9%
Equifax, Inc.	248,800	29,482,800
IHS Markit Ltd. (a)	524,500	28,522,310
TransUnion Holding Co., Inc.	694,061	46,391,037
		104,396,147
Road & Rail - 0.6%
Norfolk Southern Corp.	182,700	34,144,803

TOTAL INDUSTRIALS		461,006,431

INFORMATION TECHNOLOGY - 33.6%
Electronic Equipment & Components - 0.4%
Zebra Technologies Corp. Class A (a)	103,400	21,665,402
IT Services - 10.3%
Adyen BV (e)	9,700	7,594,921
Broadridge Financial Solutions, Inc.	26,600	2,758,154
Elastic NV	5,300	423,311
Fiserv, Inc. (a)	544,100	48,033,148
GoDaddy, Inc. (a)	541,959	40,749,897
MasterCard, Inc. Class A	202,700	47,725,715
Okta, Inc. (a)	96,800	8,008,264
PayPal Holdings, Inc. (a)	1,187,300	123,289,232
Shopify, Inc. Class A (a)	134,400	27,743,917
VeriSign, Inc. (a)	257,200	46,697,232
Visa, Inc. Class A	1,307,272	204,182,814
Wix.com Ltd. (a)	136,900	16,541,627
		573,748,232
Semiconductors & Semiconductor Equipment - 3.9%
ASML Holding NV	207,600	39,039,180
Broadcom, Inc.	68,000	20,448,280
Cree, Inc. (a)	193,900	11,094,958
Marvell Technology Group Ltd.	46,100	916,929
NVIDIA Corp.	347,200	62,343,232
NXP Semiconductors NV	657,700	58,134,103
Semtech Corp. (a)	463,100	23,576,421
		215,553,103
Software - 16.8%
Adobe, Inc. (a)	567,000	151,099,830
Autodesk, Inc. (a)	323,400	50,392,188
Black Knight, Inc. (a)	564,500	30,765,250
DocuSign, Inc.	323,200	16,754,688
Intuit, Inc.	254,400	66,502,704
Microsoft Corp.	3,456,600	407,671,404
Parametric Technology Corp. (a)	298,500	27,515,730
Salesforce.com, Inc. (a)	649,962	102,934,482
SolarWinds, Inc. (a)(d)	1,589,100	31,019,232
Splunk, Inc. (a)	167,200	20,833,120
Upwork, Inc.	13,400	256,476
Zscaler, Inc. (a)(d)	392,000	27,804,560
		933,549,664
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	656,000	124,607,200

TOTAL INFORMATION TECHNOLOGY		1,869,123,601

MATERIALS - 3.0%
Chemicals - 2.7%
DowDuPont, Inc.	807,700	43,058,487
Sherwin-Williams Co.	74,100	31,915,611
The Chemours Co. LLC	1,300,100	48,311,716
Umicore SA	619,113	27,494,859
		150,780,673
Containers & Packaging - 0.3%
Aptargroup, Inc.	181,400	19,299,146

TOTAL MATERIALS		170,079,819

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.	673,700	132,759,322
Crown Castle International Corp.	447,900	57,331,200
SBA Communications Corp. Class A (a)	73,600	14,694,976
		204,785,498
TOTAL COMMON STOCKS
(Cost $3,646,757,544)		5,506,990,156

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.7%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (a)(b)(c)	22,085	6,289,089
INDUSTRIALS - 0.6%
Road & Rail - 0.6%
Uber Technologies, Inc. Series D, 8.00% (a)(b)(c)	636,240	30,577,694
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	181,657	175,299

TOTAL CONVERTIBLE PREFERRED STOCKS		37,042,082

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	1,236,150	10,890,482
TOTAL PREFERRED STOCKS
(Cost $26,246,075)		47,932,564

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 2.48% (f)	22,012,536	22,016,939
Fidelity Securities Lending Cash Central Fund 2.48% (f)(g)	16,227,496	16,229,119
TOTAL MONEY MARKET FUNDS
(Cost $38,246,058)		38,246,058
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $3,711,249,677)		5,593,168,778
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(26,159,229)
NET ASSETS - 100%		$5,567,009,549

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,067,220 or 0.7% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,856,877 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$3,638,989
BioNTech AG Series A	12/29/17	$4,836,805
Blu Homes, Inc.	6/21/13	$4,848,302
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$9,870,023

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$216,165
Fidelity Securities Lending Cash Central Fund	49,755
Total	$265,920

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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